UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23725

CoinShares ETF Trust
(Exact name of registrant as specified in charter)

437 Madison Avenue, 28th Floor

New York, NY 10022
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

(615) 909-6421

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

CoinShares Bitcoin and Ether ETF
BTF (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CoinShares Bitcoin and Ether ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://coinshares.com/us/etf/btf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Bitcoin and Ether ETF	$48	1.24%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$15,713,739
Number of Holdings	2
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(% of Net Assets)
United States Treasury Bill	57.1%
First American Treasury Obligations Fund - Class X	47.6%

Security Type	(% of Net Assets)
U.S. Treasury Bills	57.1%
Money Market Funds	47.6%
Futures Contracts	-1.2%
Reverse Repurchase Agreements	-37.3%
Cash & Other	33.8%

Instrument / Security Type	(% of Total Exposure)
CME Ether Futures Contracts	50.2%
CME Bitcoin Futures Contracts	49.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://coinshares.com/us/etf/btf/
The Fund is distributed by ALPS Distributors, Inc..
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Valkyrie Funds LLC documents not be householded, please contact Valkyrie Funds LLC at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Valkyrie Funds LLC or your financial intermediary.
CoinShares Bitcoin and Ether ETF	PAGE 1	TSR-SAR-91917A702

CoinShares Bitcoin Mining ETF
WGMI (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CoinShares Bitcoin Mining ETF (the “Fund”) for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://coinshares.com/us/etf/wgmi/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
CoinShares Bitcoin Mining ETF	$33	0.75%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$147,703,474
Number of Holdings	25
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Holdings	(% of Net Assets)
Cipher Digital, Inc.	16.5%
IREN, Ltd.	14.3%
Terawulf, Inc.	10.0%
Core Scientific, Inc.	7.8%
Applied Digital Corp.	4.9%
Hive Digital Technologies, Ltd.	4.8%
Hut 8 Corp.	4.7%
Cleanspark, Inc.	4.7%
Bitfarms, Ltd.	4.7%
Riot Platforms, Inc.	4.7%

Top Sectors	(% of Net Assets)
Information Technology	95.6%
Financials	1.7%
Industrials	0.5%
Consumer Discretionary	0.4%
Cash & Other	1.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://coinshares.com/us/etf/wgmi/
The Fund is distributed by ALPS Distributors, Inc..
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Valkyrie Funds LLC documents not be householded, please contact Valkyrie Funds LLC at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Valkyrie Funds LLC or your financial intermediary.
CoinShares Bitcoin Mining ETF	PAGE 1	TSR-SAR-91917A207

CoinShares Altcoins ETF
DIME (Principal U.S. Listing Exchange: NASDAQ )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the CoinShares Altcoins ETF (the “Fund”) for the period of October 6, 2025, to March 31, 2026. You can find additional information about the Fund at https://coinshares.com/us/etf/dime/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
CoinShares Altcoins ETF	$12	0.40%
*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,237,271
Number of Holdings	20
Portfolio Turnover	163%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of Net Assets)
Exchange Traded Funds	97.8%
Cash & Other	2.2%

Top 10 Holdings	(% of Net Assets)
CoinShares Physical Staked Cosmos	8.5%
21Shares Binance BNB ETP	8.1%
CoinShares Hyperliquid Staking ETP	8.0%
CoinShares Sei Staking ETP	7.4%
Bitwise NEAR Staking ETP	4.8%
CoinShares Toncoin Staking ETP	4.8%
VanEck Sui ETN	4.7%
CoinShares Physical Staked Cardano	4.6%
CoinShares Physical Staked Polkadot	4.5%
CoinShares Physical Staked Solana	4.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://coinshares.com/us/etf/dime/
The Fund is distributed by ALPS Distributors, Inc..
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Valkyrie Funds LLC documents not be householded, please contact Valkyrie Funds LLC at  1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Valkyrie Funds LLC or your financial intermediary.
CoinShares Altcoins ETF	PAGE 1	TSR-SAR-91917A603

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Keith Fletcher, Stephen Lehman, and Mark Osterheld.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VALKYRIE ETF TRUST II
COINSHARES BITCOIN AND ETHER ETF
CoinShares Bitcoin Mining ETF
COINSHARES ALTCOINS ETF
Core Financial Statements
March 31, 2026

CoinShares Bitcoin and Ether ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

	Par/Shares	Value
U.S. TREASURY BILLS - 57.1%
3.59%, 04/30/2026(a)(b)	$9,000,000	$8,973,705
TOTAL U.S. TREASURY BILLS (Cost $8,974,009)		8,973,705
MONEY MARKET FUNDS - 47.6%
First American Treasury Obligations Fund - Class X, 3.99%(c)(d)	7,478,574	7,478,574
TOTAL MONEY MARKET FUNDS (Cost $7,478,574)		7,478,574
TOTAL INVESTMENTS - 104.7% (Cost $16,452,583)		$16,452,279
Liabilities in Excess of Other Assets - (4.7)%(e)		(738,540)
TOTAL NET ASSETS - 100.0%		$15,713,739

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)	The rate shown is the annualized discount rate as of March 31, 2026.
(b)	All or a portion of the security has been pledged as collateral for reverse repurchase agreements. The fair value of assets committed as collateral as of March 31, 2026 was $5,982,468.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(e)	Includes cash of $4,699,893 that is pledged as collateral for derivative contracts.
The accompanying notes are an integral part of these financial statements.

1

CoinShares Bitcoin and Ether ETF
Consolidated Schedule of Reverse Repurchase Agreements
March 31, 2026 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX Financial, Inc.	5.00%	03/30/2026	04/01/2026	$5,859,577	$5,857,950
				$5,859,577	$5,857,950

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.
The accompanying notes are an integral part of these financial statements.

2

CoinShares Bitcoin and Ether ETF
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Number of Contracts Purchased	Settlement Month-Year	Current Notional Amount	Value
				Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
CME Bitcoin Futures	23	Apr-26	$7,824,025	$—	$(181,424)
CME Ether Futures	75	Apr-26	7,884,375	93,372	(95,086)
			$15,708,400	$93,372	$(276,510)

The accompanying notes are an integral part of these financial statements.

3

CoinShares Bitcoin Mining ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Capital Markets - 0.8%
Galaxy Digital, Inc. - Class A(a)	62,208	$1,147,738
Financial Services - 0.9%
Block, Inc.(a)	21,046	1,266,548
IT Services - 7.1%
Applied Digital Corp.(a)	305,231	7,246,184
CoreWeave, Inc. - Class A(a)	22,684	1,757,329
Whitefiber, Inc.(a)	129,636	1,543,965
		10,547,478
Machinery - 0.5%
AirJoule Technologies Corp.(a)	296,571	744,393
Semiconductors & Semiconductor Equipment - 4.2%
NVIDIA Corp.	28,163	4,911,627
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,989	1,348,083
		6,259,710
Software - 83.6%(b)
American Bitcoin Corp. - Class A(a)	101,973	94,264
Bitdeer Technologies Group - Class A(a)	781,894	6,763,383
Bitfarms, Ltd.(a)	3,555,471	6,933,168
BitFuFu, Inc. - Class A(a)	142,350	277,583
Cipher Digital, Inc.(a)	1,889,638	24,319,641
Cleanspark, Inc.(a)	820,862	6,985,536
Core Scientific, Inc.(a)	770,110	11,520,846
Digi Power X, Inc.(a)	722,512	1,466,699
Hive Digital Technologies, Ltd.(a)	3,709,139	7,047,364
Hut 8 Corp.(a)	149,510	7,013,514
IREN Ltd.(a)	614,207	21,055,016
MARA Holdings, Inc.(a)	786,316	6,416,339
Nebius Group NV(a)	17,938	1,861,247
Riot Platforms, Inc.(a)	560,136	6,923,281
Terawulf, Inc.(a)	1,022,466	14,754,184
		123,432,065
Specialty Retail - 0.4%
Cango, Inc. - Class A(a)	1,467,948	603,327
Technology Hardware, Storage & Peripherals - 0.7%
Canaan, Inc. - ADR(a)	2,319,341	1,001,491
TOTAL COMMON STOCKS (Cost $202,305,102)		145,002,750
TOTAL INVESTMENTS - 98.2% (Cost $202,305,102)		$145,002,750
Other Assets in Excess of Liabilities - 1.8%		2,700,724
TOTAL NET ASSETS - 100.0%		$147,703,474

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

4

CoinShares Altcoins ETF
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 97.8%
21Shares Aptos Staking ETP(a)	28,800	$38,792
21Shares Binance BNB ETP(a)	2,486	100,683
21Shares NEAR Protocol Staking ETP(a)	12,700	44,164
21Shares Sui Staking ETP(a)	1,700	41,947
21Shares Toncoin Staking ETP(a)	9,200	43,024
Bitwise Aptos Staking ETP(a)	57,890	52,726
Bitwise Avalanche Staking ETP(a)	12,000	52,496
Bitwise NEAR Staking ETP(a)	9,846	59,491
Bitwise Physical Cardano ETP(a)	46,100	50,684
Bitwise Solana Staking ETP(a)	10,900	46,293
CoinShares Hyperliquid Staking ETP(a)(b)	42,200	99,366
CoinShares Physical Staked Cardano(a)(b)	214,380	56,417
CoinShares Physical Staked Cosmos(a)(b)	103,218	104,895
CoinShares Physical Staked Polkadot(a)(b)	36,314	55,724
CoinShares Physical Staked Solana(a)(b)	6,026	55,608

	Shares	Value
CoinShares Sei Staking ETP(a)(b)	182,768	$91,293
CoinShares Toncoin Staking ETP(a)(b)	96,340	58,825
VanEck Avalanche ETN(a)	57,046	52,083
VanEck Polkadot ETN(a)	123,000	47,236
VanEck Sui ETN(a)	15,888	58,595
TOTAL EXCHANGE TRADED FUNDS (Cost $1,859,155)		1,210,342
TOTAL INVESTMENTS - 97.8% (Cost $1,859,155)		$1,210,342
Other Assets in Excess of Liabilities - 2.2%		26,929
TOTAL NET ASSETS - 100.0%		$1,237,271

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
CoinShares Altcoins ETF - Transactions with Affiliates

	Value as of October 6, 2025(a)	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
CoinShares Hyperliquid Staking ETP	$ —	$107,248	$(1,243)	$(13)	$(6,626)	$99,366	42,200	$ —	$ —
CoinShares Physical Staked Cardano	—	429,701	(163,872)	(172,931)	(36,481)	56,417	214,380	—	—
CoinShares Physical Staked Cosmos	—	335,342	(80,986)	(88,844)	(60,617)	104,895	103,218	—	—
CoinShares Physical Staked Polkadot	—	426,378	(171,930)	(162,069)	(36,655)	55,724	36,314	—	—
CoinShares Physical Staked Solana	—	462,072	(220,050)	(154,472)	(31,942)	55,608	6,026	—	—
CoinShares Sei Staking ETP	—	341,360	(5,010)	(8,726)	(236,331)	91,293	182,768	—	—
CoinShares Toncoin Staking ETP	—	188,109	(72,809)	(36,246)	(20,229)	58,825	96,340	—	—
	$—	$2,290,210	$(715,900)	$(623,301)	$(428,881)	$522,128	681,246	$—	$—

(a)	Inception date of Fund.
The accompanying notes are an integral part of these financial statements.

5

VALKYRIE ETF TRUST II
Consolidated Statement of Assets and Liabilities
March 31, 2026 (Unaudited)

Coinshares Bitcoin and Ether ETF
ASSETS:
Investments in securities, at value (cost $16,452,583)	$16,452,279
Cash	100
Deposits with broker for derivative instruments	4,699,898
Receivables:
Variation margin on futures contracts	439,525
Interest	5,967
Total assets	21,597,769
LIABILITIES:
Payables:
Reverse repurchase agreement (proceeds $5,857,950)	5,857,950
Management fees	24,134
Futures commission merchant capital charges	1,946
Total liabilities	5,884,030
NET ASSETS	$15,713,739
Net Assets Consist of:
Paid-in capital	$30,707,828
Total accumulated deficit	(14,994,089)
Net assets	$15,713,739
Calculation of Net Asset Value Per Share:
Net assets	$15,713,739
Shares outstanding (unlimited number of shares authorized, no par value)	819,978
Net asset value per share	$19.16

The accompanying notes are an integral part of these financial statements.

6

VALKYRIE ETF TRUST II
STATEMENTS of Assets and Liabilities
March 31, 2026 (Unaudited)

	Coinshares Bitcoin Mining ETF	Coinshares Altcoins ETF
ASSETS:
Investments in unaffiliated securities, at value (cost $202,305,103 and $908,146, respectively)	$145,002,750	$688,214
Investments in affiliated securities, at value (cost $0 and $951,009, respectively)	—	522,128
Foreign currency, at value (cost $0 and $2,879, respectively)	—	2,932
Cash	1,882,373	—
Receivables:
Securities sold	14,054,716	23,927
Dividends	4,036	—
Interest	—	70
Total assets	160,943,875	1,237,271
LIABILITIES:
Payables:
Securities purchased	15,705	—
Fund shares redeemed	12,973,402	—
Management fees	251,294	—
Total liabilities	13,240,401	—
NET ASSETS	$147,703,474	$1,237,271
Net Assets Consist of:
Paid-in capital	$149,885,129	$3,168,673
Total accumulated deficit	(2,181,655)	(1,931,402)
Net assets	$147,703,474	$1,237,271
Calculation of Net Asset Value Per Share:
Net assets	$ 147,703,474	$1,237,271
Shares outstanding (unlimited number of shares authorized, no par value)	4,250,000	160,000
Net asset value per share	$34.75	$7.73

The accompanying notes are an integral part of these financial statements.

7

VALKYRIE ETF TRUST II
Consolidated Statement of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

Coinshares Bitcoin and Ether ETF
INVESTMENT INCOME:
Interest	$342,538
Total investment income	342,538
EXPENSES:
Management fees	123,461
Future commission merchant fees (Note 6)	30,734
Interest expense on reverse repurchase agreements	7,004
Total expenses	161,199
Net investment income	181,339
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain/(loss) on transactions from:
Investments	2,403
Futures contracts	(14,803,192)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,779)
Futures contracts	(1,427,051)
Net loss on investments and futures contracts	(16,229,619)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,048,280)

The accompanying notes are an integral part of these financial statements.

8

VALKYRIE ETF TRUST II
STATEMENTS of Operations
For Period Ended March 31, 2026 (Unaudited)

	Coinshares Bitcoin Mining ETF	Coinshares Altcoins ETF(1)
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld of $1,882 and $0, respectively)	$7,820	$—
Interest	—	448
Total investment income	7,820	448
EXPENSES:
Management fees	1,066,473	3,242
Total expenses	1,066,473	3,242
Less: reimbursement by Adviser	—	(3,242)
Net expenses	1,066,473	—
Net investment income (loss)	(1,058,653)	448
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on transactions from unaffiliated investments	82,155,126	(659,789)
Net realized gain/(loss) on transactions from affiliated investments	—	(623,301)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	(158,132,599)	(219,879)
Net change in unrealized appreciation/(depreciation) on affiliated investments	—	(428,881)
Net loss on investments	(75,977,473)	(1,931,850)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,036,126)	$(1,931,402)

(1)	Commenced operations on October 6, 2025
The accompanying notes are an integral part of these financial statements.

9

CoinShares Bitcoin and Ether ETF
Consolidated Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$181,339	$664,230
Net realized gain/(loss) from:
Investments	2,403	247
Futures contracts	(14,803,192)	18,125,026
Change in unrealized appreciation/(depreciation) on:
Investments	(1,779)	(6,495)
Futures contracts	(1,427,051)	1,868,683
Net increase/(decrease) in net assets resulting from operations	(16,048,280)	20,651,691
DISTRIBUTIONS:
Net dividends and distributions to shareholders	(18,149,194)	(17,671,588)
Net decrease in net assets resulting from distributions paid	(18,149,194)	(17,671,588)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,043,972	4,283,885
Payments for shares redeemed	(9,900,631)	(6,160,580)
Transaction fees (See Note 1)	2,894	1,045
Net increase/(decrease) in net assets derived from capital share transactions	9,146,235	(1,875,650)
TOTAL INCREASE/(DECREASE) IN NET ASSETS	(25,051,239)	1,104,453
NET ASSETS:
Beginning of period	40,764,978	39,660,525
End of period	$15,713,739	$40,764,978
CHANGES IN SHARES OUTSTANDING(1):
Shares sold	13,675,000	1,625,000
Shares redeemed	(21,525,022)	(2,000,000)
Net decrease in shares outstanding	(7,850,022)	(375,000)

(1)	Reverse share split — Capital share activity has been restated to reflect a 1:5 reverse share split effective January 26, 2026. See Note 10 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

10

CoinShares Bitcoin Mining ETF
Statements of Changes in Net Assets

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(1,058,653)	$(1,309,667)
Net realized gain from investments	82,155,126	58,129,429
Net change in unrealized appreciation/(depreciation) on investments	(158,132,599)	97,902,082
Net increase/(decrease) in net assets resulting from operations	(77,036,126)	154,721,844
DISTRIBUTIONS:
Net dividends and distributions to shareholders	—	(435,278)
Net decrease in net assets resulting from distributions paid	—	(435,278)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	306,611,515	157,253,847
Payments for shares redeemed	(341,769,168)	(180,602,725)
Transaction fees (See Note 1)	—	58
Net decrease in net assets derived from capital share transactions	(35,157,653)	(23,348,820)
Total increase/(decrease) in net assets	(112,193,779)	130,937,746
NET ASSETS:
Beginning of period	259,897,253	128,959,507
End of period	$147,703,474	$259,897,253
CHANGES IN SHARES OUTSTANDING:
Shares sold	6,350,000	6,350,000
Shares redeemed	(7,975,000)	(7,275,000)
Net decrease in shares outstanding	(1,625,000)	(925,000)

The accompanying notes are an integral part of these financial statements.

11

CoinShares Altcoins ETF
Statement of Changes in Net Assets

For the Period October 6, 2025(1) through March 31, 2026 (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$448
Net realized loss from investments	(1,283,090)
Change in unrealized appreciation/(depreciation) on investments	(648,760)
Net decrease in net assets resulting from operations	(1,931,402)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,167,418
Transaction fees (See Note 1)	1,255
Net increase in net assets derived from capital share transactions	3,168,673
TOTAL INCREASE IN NET ASSETS	1,237,271
NET ASSETS:
Beginning of period	—
End of period	$1,237,271
CHANGES IN SHARES OUTSTANDING:
Shares sold	160,000
Net increase/(decrease) in shares outstanding	160,000

(1)	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

12

CoinShares Bitcoin and Ether ETF
Consolidated Financial Highlights
For a share outstanding throughout each period

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			For the Period October 21, 2021(1) through September 30, 2022
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period(10)	$86.75	$81.75	$49.95	$ 37.45	$125.00
Income from investment operations:
Net investment income/(loss) (2)	0.27	1.35	2.10	0.95	(0.45)
Net realized and unrealized gain/(loss) on investments and futures contracts	(30.26)	41.60	41.10	12.50	(87.10)
Total from investment operations	(29.99)	42.95	43.20	13.45	(87.55)
Less distributions:
Dividends from net investment income	(37.60)	(37.95)	(11.40)	(0.95)	—
Total distributions	(37.60)	(37.95)	(11.40)	(0.95)	—
Net asset value, end of period	$19.16	$86.75	$81.75	$49.95	$37.45
TOTAL RETURN, at NAV	(45.08)%(3)	58.79%	91.06%	35.75%	(70.05)%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$15,714	$40,765	$39,661	$24,973	$20,775
Ratio of expenses to average net assets (gross)	1.24%(4)(6)	1.24%(7)	1.31%(8)	1.24%	0.95%(4)
Ratio of expenses to average net assets (net)	1.24%(4)(6)	1.24%(7)	1.31%(8)	1.01%(9)	0.95%(4)
Ratio of net investment income/(loss) to average net assets	1.40%(4)	1.78%	2.51%	2.04%	(0.68)%(4)
Portfolio turnover rate (5)	0%(3)	0%	0%	0%	0%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of derivative instruments.
(6)	Includes interest expense of 0.05%.
(7)	Includes interest expense of 0.07%.
(8)	Includes interest expense of 0.15%.
(9)	Includes interest expense of 0.06% and excludes futures commission merchant fees of 0.23% voluntarily reimbursed by the Adviser.
(10)	Reverse share split — Per share amounts have been restated to reflect 1:5 reverse share split effective January 26, 2026. See Note 10 in the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

13

CoinShares Bitcoin Mining ETF
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30,			For the Period February 7, 2022(1) through September 30, 2022
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$44.24	$18.96	$9.32	$8.55	$26.18
Income from investment operations:
Net investment loss (2)	(0.17)	(0.16)	(0.13)	(0.08)	(0.06)
Net realized and unrealized gain/(loss) on investments	(9.32)	25.49	9.83	0.85(6)	(17.57)
Total from investment operations	(9.49)	25.33	9.70	0.77	(17.63)
Less distributions:
Dividends from net investment income	—	(0.05)	(0.06)	—	—
Total distributions	—	(0.05)	(0.06)	—	—
Net asset value, end of period	$34.75	$44.24	$18.96	$9.32	$8.55
TOTAL RETURN, at NAV	(21.44)%(3)	133.72%	104.03%	9.04%	(67.33)%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$147,703	$259,897	$128,960	$13,754	$2,779
Ratio of expenses to average net assets	0.75%(4)	0.75%	0.75%	0.75%	0.75%(4)
Ratio of net investment loss to average net assets	(0.74)%(4)	(0.74)%	(0.74)%	(0.70)%	(0.57)%(4)
Portfolio turnover rate (5)	21%(3)	40%	45%	74%	37%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)
As required by the SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations primarily due to the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

14

CoinShares Altcoins ETF
Financial Highlights
For a share outstanding throughout the period

For the Period October 6, 2025 (1) through March 31, 2026 (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
Income from investment operations:
Net investment income (2)	0.00(7)
Net realized and unrealized loss on investments and futures contracts	(17.27)
Total from investment operations	(17.27)
Net asset value, end of period	$7.73
TOTAL RETURN, at NAV	(71.14)%(3)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (thousands)	$1,237
Ratio of expenses to average net assets (gross)	0.40%(4)(6)
Ratio of expenses to average net assets (net)	0.00%(4)
Ratio of net investment loss to average net assets	(0.34)%(4)(6)
Portfolio turnover rate (5)	163%(3)

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Includes management fees of 0.40% voluntarily reimbursed by the Adviser.
(7)	Amount is less than $0.01
The accompanying notes are an integral part of these financial statements.

15

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
Valkyrie ETF Trust II (the “Trust”), a Delaware statutory trust, was organized on December 11, 2020, and is an open-end management investment company registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services - Investment Companies. The CoinShares Bitcoin and Ether ETF (“Bitcoin and Ether ETF”), CoinShares Bitcoin Mining ETF (“Bitcoin Mining ETF”) and CoinShares Altcoins ETF (“Altcoins ETF”) (each, a “Fund” and collectively, the “Funds”) are each a series within the Trust. The Funds are non-diversified funds.
The Bitcoin and Ether ETF’s primary investment objective is capital appreciation. The Fund commenced operations on October 21, 2021, and that is the date the initial creation units were established.
The Bitcoin Mining ETF’s primary investment objective is to provide investors with total return. The Fund commenced operations on February 7, 2022, and that is the date the initial creation units were established.
The Altcoins ETF’s primary investment objective is capital appreciation. The Fund commenced operations on October 6, 2025, and that is the date the initial creation units were established. Organizational costs consist of costs incurred to establish the Fund and enable it to legally do business. These expenses were borne by the Adviser and are not subject to reimbursement by the Fund.
Shares of the Funds are listed and traded on the Nasdaq Stock Market LLC (“Nasdaq” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which consist of 25,000 shares for Bitcoin and Ether ETF and Bitcoin Mining ETF. Altcoins ETF’s Creation Units consists of 5,000 shares. Creation Units are issued and redeemed principally for cash for Bitcoin and Ether ETF and principally in-kind for securities for Bitcoin Mining ETF and Altcoins ETF. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (a) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with ALPS Distributors, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e. creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges the Authorized Participant a $300 standard fixed creation fee, payable to the Custodian. The fixed transaction fee paid by the Authorized Participant may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, the Authorized Participant may be charged a variable fee on all cash transactions or substitutes for Creation Units of up to a maximum of 1% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.
Wholly-owned and Controlled Subsidiaries
In order to achieve its investment objective, the Bitcoin and Ether ETF may invest up to 25% of its total assets (measured at each quarter end) in its wholly-owned subsidiary, Valkyrie Bitcoin Strategy (Cayman) Ltd. (the “Bitcoin and Ether CFC”). This subsidiary acts as an investment vehicle in order to enter into certain investments consistent with the Fund’s investment objective and policies specified in its Prospectus and Statement of Additional Information.
At March 31, 2026, investments in the Bitcoin and Ether CFC represented 23.68% of the Fund’s total assets.

16

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The consolidated financial statements of the Bitcoin and Ether ETF include the investment activity and financial statements of Bitcoin and Ether CFC. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in its subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as its parent Fund when viewed on a consolidated basis. The Fund and its subsidiary are a “commodity pool” under the U.S. Commodity Exchange Act and Valkyrie Funds LLC (the “Adviser” or “Valkyrie”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its subsidiary under CFTC and the SEC harmonized regulations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts on securities purchased are accreted over the life of the respective security using effective yield method. Premiums on securities purchased are amortized to the earliest call date.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Distributions to shareholders from net investment income are declared and paid quarterly by Bitcoin and Ether ETF and Altcoins ETF, and annually by Bitcoin Mining ETF. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds at least annually.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds.
Therefore, no Federal income tax provision is required. The Funds file U.S. Federal and state tax returns, as required.
The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities since each of their commencement dates.
For tax purposes, Bitcoin and Ether CFC is an exempted Cayman Islands investment company. Bitcoin and Ether CFC has received an undertaking from the Government of the Cayman Islands, exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, Bitcoin and Ether CFC is controlled foreign corporations (“CFC”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of the CFC, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.
For federal income tax purposes, the Funds and Bitcoin and Ether CFC have a tax year-end of September 30.

17

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Deposits with Broker for Futures Contracts: The Bitcoin and Ether ETF, through its subsidiary, the Bitcoin and Ether CFC, may purchase and sell exchange-listed commodity contracts. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from approximately 5% of the value of the contract being traded.
At March 31, 2026, the Bitcoin and Ether ETF and Bitcoin and Ether CFC, collectively, had cash on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, Bitcoin and Ether CFC pledged cash as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on the futures contracts do not settle with the exchange daily, but rather settle at their respective maturity dates.
Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets during the current fiscal period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to the Fund’s NAV per share.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.
Segment Reporting: The Chief Financial Officer of the Trust performs the functions of the Fund’s Chief Operating Decision Maker (“CODM”). The CODM monitors the operating results of the Funds as a whole, and the Funds' asset allocation is managed in accordance with each prospectus (the “Prospectus”). The Funds each operate as a single operating and reporting segment pursuant to their respective investment objective. Each Fund’s Prospectus

18

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
describes the respective Fund’s fees, investment objective, and principal risks, among other items. The Funds’ portfolio composition, total returns, expense ratios and changes in net assets are used by the CODM to assess segment performance and make resource allocations, consistent with the information presented within the Funds’ financial statements. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.
Generally, the Funds’ equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
If a market quotation is not readily available or is deemed not to reflect fair value, the Funds along with their Valuation Designee, the Adviser, will determine the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board of Trustees (“Board”). In addition, the Funds may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which each Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Board has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each of the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Funds’ Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

19

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Bitcoin and Ether ETF is considered a full derivative user and Bitcoin Mining ETF and Altcoins ETF are considered limited derivatives users under the Trust Policy. Therefore, the Bitcoin Mining ETF and Altcoins ETF are each required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended March 31, 2026, the Bitcoin Mining ETF and Altcoins ETF did not enter into derivative transactions.
Fair Valuation Measurement: FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2026:
Bitcoin and Ether ETF

	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bill	$—	$8,973,705	$—	$8,973,705
Money Market Fund	7,478,574	—	—	7,478,574
Total Investments in Securities	$7,478,574	$8,973,705	$—	$16,452,279
Other Financial Instruments
Liabilities*
Futures Contracts
Long	$(183,138)	$—	$—	$(183,138)
Reverse Repurchase Agreement	—	(5,857,950)	—	(5,857,950)
Total Other Financial Instruments	$(183,138)	$(5,857,950)	$—	$(6,041,088)

*	The fair value of the futures contracts represents the net unrealized appreciation/(depreciation) at March 31, 2026.

20

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Bitcoin Mining ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$145,002,750	$—	$—	$145,002,750
Total Investments in Securities	$145,002,750	$—	$—	$145,002,750

Refer to the Funds’ schedules of investments, including consolidated schedules where applicable, for a detailed break-out of securities.
Altcoins ETF

	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$1,210,342	$—	$—	$1,210,342
Total Investments in Securities	$1,210,342	$—	$—	$1,210,342

Refer to the Funds’ schedules of investments, including consolidated schedules where applicable, for a detailed break-out of securities.
4. DERIVATIVE AND OTHER FINANCIAL INSTRUMENTS
The Bitcoin and Ether ETF has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.
A futures contract is an agreement between two parties to buy and sell a financial instrument to set a price on a future date. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the futures contract at the end of each day’s trading. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the futures contract. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.
During the six months ended March 31, 2026, the Fund utilized derivatives to provide indirect exposure to the bitcoin underlying the futures contracts.
The following table presents the types of derivatives held by the subsidiary, Bitcoin and Ether CFC, at March 31, 2026, the primary underlying risk exposure and the location of these instruments as presented on the consolidated Statement of Assets and Liabilities.

		Asset Derivatives
Derivative Instrument	Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Value
Futures contracts	Commodity risk	Unrealized appreciation on futures contracts*	$93,372
Futures contracts	Commodity risk	Unrealized depreciation on futures contracts*	(276,510)

*
Includes cumulative appreciation and depreciation on futures contracts as reported on the consolidated schedule of futures contracts. Only the current day’s variation margin is presented on the consolidated Statement of Assets and Liabilities.

The effect of derivative instruments on the Bitcoin and Ether ETF’s consolidated Statement of Operations for the six months ended March 31, 2026 is as follows:
Consolidated Statement of Operations Location
Commodity Risk Exposure

Net realized loss on futures contracts	$(14,803,192)
Net change in unrealized depreciation on futures contracts	(1,427,051)

21

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
During the six months ended March 31, 2026, the average notional value of futures contracts was $24,334,114.
The Fund does not have the right to offset financial assets and liabilities related to futures contracts on the consolidated Statements of Assets and Liabilities.
5. BORROWINGS
The Bitcoin and Ether ETF is allowed to enter into reverse agreements. A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Proceeds from securities sold under reverse repurchase agreements are reflected as a liability on the consolidated Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the consolidated Statement of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.
The following reverse repurchase agreements were outstanding at March 31, 2026:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date*	Net Closing Amount	Amount Borrowed
StoneX Financial Inc.	5.00%	3/30/2026	4/1/2026	$5,859,577	$5,857,950

*	Weighted average maturity is 2 days.
During the period ended March 31, 2026, the Bitcoin and Ether ETF had outstanding reverse repurchase agreements as follows:

Period Held	Borrowing Rate	Outstanding Amount
12/30/25–1/2/26	5.50%	$11,730,600
3/30/26–4/1/26	5.00%	5,857,950

The Fund incurred interest expense of $7,004.
The following is a summary of the reverse repurchase agreements by type of collateral and the remaining contractual maturity of the agreements:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30 – 90 Days	Greater Than 90 Days	Total
U.S. Treasury Bill	$ —	$5,857,950	$ —	$ —	$5,857,950

Below is the gross and net information about instruments and transactions eligible for offset in the consolidated Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement.

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Consolidated Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Consolidated Statement of Assets and Liabilities	Collateral
				Non-Cash Collateral (Pledged) Received*	Cash Collateral Pledged (Received)*	Net Amount
Reverse Repurchase Agreements	$5,857,950	$ —	$5,857,950	$(5,857,950)	$ —	$ —

*	Excess of collateral pledged to the individual counterparty is not shown for financial statement purposes.

22

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Reverse repurchase transactions are entered into by the Fund under Maser Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.
6. OTHER RELATED PARTY TRANSACTIONS
Valkyrie serves as the investment adviser to the Funds. Pursuant to an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, the Bitcoin and Ether ETF pays the Adviser an annual rate of 0.95%, Bitcoin Mining ETF pays the Adviser an annual rate of 0.75%, and Altcoins ETF pays the Adviser an annual rate of 0.40%, based on the Funds’ respective average daily net assets. Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities. The Adviser has agreed to voluntarily waive management fees incurred by the Altcoins ETF through September 30, 2026.
The Adviser has overall responsibility for overseeing the investment of the Funds’ assets, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Vident Advisory, LLC’s (“Vident” or “Sub-Adviser”) acts as the Sub-Adviser to the Funds. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Funds and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. For the services it provides to the Funds, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Funds to the Adviser.
Under the terms of the Investment Advisory Agreement (the “Agreement”) between the Funds and the Adviser, each Fund pays the Adviser a unitary management fee, which includes both investment advisory services and the costs of substantially all ordinary operating expenses of the Funds, excluding brokerage costs, taxes, interest, and extraordinary expenses, if any. The Agreement, as filed with the SEC, provides that the Funds are not contractually obligated to pay these operating expenses, as such expenses are borne directly by the Adviser under the unitary fee structure.
A portion of the Altcoins ETF’s investments in Exchange Traded Products are issued by CoinShares Digital Securities Limited (“CSDS”), a wholly-owned subsidiary of CoinShares International Limited (“CSIL”). CSIL is also the ultimate parent of Valkyrie, the Altcoins ETF’s investment adviser. As a result, these securities are considered investments in an affiliated issuer under Section 2(a)(3) of the 1940 Act. See the Schedule of Investments for details of shares held and information regarding purchases, sales, and realized and unrealized gains and losses from these affiliated issuers during the period.
7. SERVICE, CUSTODY AND DISTRIBUTION AGREEMENTS
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Funds’ fund accountant, administrator and transfer agent pursuant to certain fund accounting, fund administration and transfer agent servicing agreements. U.S. Bank National Association (“USB”), a subsidiary of U.S. Bancorp and parent company of Fund Services, serves as the Funds’ custodian pursuant to a custody agreement. The services provided by Fund Services and USB are paid by the Adviser from the unitary fee received from the Funds. ALPS Distributors, Inc. serves as the Funds’ distributor pursuant to a distribution agreement.

23

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
8. INVESTMENT TRANSACTIONS
For the six months ended March 31, 2026, the cost of purchases and proceeds from sales of securities by each Fund, excluding short-term securities, derivative transactions, and in-kind transactions, were as follows:

	Purchases	Sales
Bitcoin and Ether ETF	$—	$—
Bitcoin Mining ETF	60,435,287	55,460,367
Altcoins ETF	4,494,045	2,213,835

For the six months ended March 31, 2026, the cost of purchases and the proceeds of sales from in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Bitcoin and Ether ETF	$—	$—
Bitcoin Mining ETF	303,906,356	339,438,917
Altcoins ETF	862,185	—

For the six months ended March 31, 2026, there were no long-term purchases or sales of U.S. government securities in the Funds.
A Fund will realize net capital gains resulting from in-kind redemptions when shareholders exchange Fund shares for securities held by a Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they would be reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

Six Months Ended March 31, 2026
	Realized Gains	Realized Losses
Bitcoin and Ether ETF	$—	$—
Bitcoin Mining ETF	127,562,053	11,599,798
Altcoins ETF	—	—

9. INCOME TAX INFORMATION
As of September 30, 2025, the Funds’ most recently competed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Bitcoin and Ether ETF	Bitcoin Mining ETF
Cost of investments (a)	$47,850,623	$156,569,728
Gross unrealized appreciation	1,615	104,693,158
Gross unrealized depreciation	(140)	(9,756,034)
Net unrealized appreciation	1,475	94,937,124
Undistributed ordinary income	17,969,791	—
Other accumulated gain/(loss) (b)	1,232,119	(20,082,653)
Total accumulated gain/(loss)	$19,203,385	$74,854,471

(a)
The book-basis and tax-basis cost is the same for the Bitcoin and Ether ETF. The difference between the book-basis and tax-basis cost for the Bitcoin Mining ETF is attributable to wash sales and passive foreign investment company adjustments.

(b)	Other accumulated gain/loss amounts are attributable to capital loss carryforwards, unrealized gains/losses on futures from Cayman subsidiaries, and late year ordinary loss deferrals.

24

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
At September 30, 2025, the following Funds had capital loss carryforwards which can be carried forward indefinitely:

	Short-Term	Long-Term	Total
Bitcoin and Ether ETF	$11,799	$—	$11,799
Bitcoin Mining ETF	16,477,551	2,893,105	19,370,656

During the tax year ended September 30, 2025, the Bitcoin and Ether ETF utilized $247 in capital loss carryforwards. At September 30, 20205, the Bitcoin Mining ETF had tax bases deferred losses of $711,977.
The tax character of distributions paid during the six months ended March 31, 2026, and the year ended September 30, 2025, were as follows:

	Six Months Ended March 31, 2026	Year Ended September 30, 2025
Bitcoin and Ether ETF
Ordinary income	$18,149,194	$17,671,588
Long-term capital gains	—	—
Bitcoin Mining ETF
Ordinary income	$—	$435,278
Long-term capital gains	—	—

10. REVSERSE STOCK SPLIT
Effective January 26, 2026, the Bitcoin and Ether ETF completed a 1-for-5 reverse stock split. Share and per-share amounts for prior periods have been retrospectively adjusted accordingly.
11. PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
Bitcoin and Ether ETF
Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.
Futures Contracts Risk. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii)possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in

25

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
“contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling Bitcoin and Ether Futures Contracts typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.
Futures/Spot Correlation Risk. The markets for bitcoin and ether, on the one hand, and Bitcoin and Ether Futures Contracts, on the other, are related but separate markets. These markets may exhibit imperfectly correlation, or even no correlation, between price movements of either a Bitcoin or Ether Futures Contract and price movements of the bitcoin or ether, respectively. This might occur due to factors unrelated to the value of bitcoin or ether, such as speculative or other pressures on the markets in which these assets are traded.
Investment Strategy Risk. The Fund, through the Subsidiary, invests in Bitcoin and Ether Futures Contracts. The Fund does not invest directly in or hold bitcoin or ether. The price of Bitcoin and Ether Futures Contracts may differ, sometimes significantly, from the current cash price of bitcoin and ether, which is sometimes referred to as the “spot” price of bitcoin or ether. Consequently, the performance of the Fund is likely to perform differently from the spot price of bitcoin and ether.
Liquidity Risk. The market for Bitcoin and Ether Futures Contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.
Collateral Investments Risk. The Fund’s use of Collateral Investments may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper.
Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to shares of the Fund.
Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

26

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.
Reverse Repurchase Agreements Risk. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. The Fund incurs costs, including interest expense, in connection with the opening and closing of reverse repurchase agreements that will be borne by the shareholders.
Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. In situations where the Fund is required to post collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets. As a result, in the event of the counterparty’s bankruptcy or insolvency, the Fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and the Fund may be exposed to the risk of a court treating the Fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral. There can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Valuation Risk. The Fund or the Subsidiary may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or the Subsidiary could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or the Subsidiary would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or the Subsidiary at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. However, as the Subsidiary is wholly-owned by the Fund, and the investors of the Fund will have the investor protections of the 1940 Act, the Fund as a whole—including the Subsidiary—will provide investors with 1940 protections.

27

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Target Exposure and Rebalancing Risks. The Fund will normally seek to maintain aggregate notional exposure to bitcoin and ether equal to 100% of the net assets of the Fund. However, in order to comply with certain tax qualification tests at the end of each tax quarter, the Fund may reduce its exposure to Bitcoin and Ether Futures Contracts on or about such dates. If the value of Bitcoin and Ether Futures Contracts rises during such periods that the Fund has reduced its exposure, the performance of the Fund will be less than it would have been had the Fund maintained is exposure through such period.
Commodity Regulatory Risk. The Fund’s use of commodity futures subject to regulation by the CFTC has caused the Fund to be classified as a “commodity pool” and this designation requires that the Fund comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Fund’s investment decisions may need to be modified, and commodity contract positions held by the Fund may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Fund to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Fund is impossible to predict, but could be substantial and adverse to the Fund.
Volatility Risk. Volatility is the characteristic of a security or other asset, an index or a market to fluctuate significantly in price within a short time period. The prices of bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been highly volatile. The value of the Fund’s investments in Bitcoin and Ether Futures Contracts – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund, you should not invest in the Fund.
Interest Rate Risk. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.
Capital Gains Distribution Risk. The Fund may realize and distribute significant net capital gains due to its use of rolling futures contracts. Such capital gains distributions may represent a significant percentage of the Fund’s net asset value. Each capital gains distribution will typically reduce the Fund’s net asset value by approximately the amount of the distribution on the ex-dividend date (i.e. the date by which you need to own a dividend-paying stock in order to receive the upcoming dividend payment). The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s net asset value and trading price over time. As a result, an investor may suffer significant losses to their investment. Short-term and long-term realized capital gains distributions paid by the Fund are taxable to its shareholders.
Cash Transaction Risk. Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect some or all redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. The Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s net asset value to the extent such costs are not offset by a transaction fee payable to an AP. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. This may decrease the tax

28

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and other ETFs.
Clearing Broker Risk. The Fund’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or a futures commission merchant (“FCM”)). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that Fund assets deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, the Fund is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain the Fund’s assets. If the Fund’s FCMs are unable or unwilling to clear the Fund’s transactions, or if the FCM refuses to maintain the Fund’s assets, the Fund will be unable have its orders for Bitcoin and Ether Futures Contracts fulfilled or assets custodied. In such a circumstance, the performance of the Fund will likely deviate from the performance of bitcoin and ether and may result in the proportion of Bitcoin and Ether Futures Contracts in the Fund’s portfolio relative to the total assets of the Fund to decrease.
Investment Capacity Risk. If the Fund’s ability to obtain exposure to Bitcoin and Ether Futures Contracts consistent with its investment objective is disrupted for any reason, including but not limited to, limited liquidity in the Bitcoin and Ether Futures Contracts markets, a disruption to the Bitcoin and Ether Futures Contracts market, or as a result of margin requirements or position limits imposed by the Fund’s FCMs, the exchanges on which the Bitcoin and Ether Futures Contracts trade, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.
Frequent Trading Risk. The Fund regularly purchases and subsequently sells (i.e. “rolls”) individual futures contracts throughout the year so as to maintain a fully invested position. As the contracts near their expiration dates, the Fund rolls them over into new contracts. This frequent trading of contracts may increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells contracts, which may detract from the Fund’s performance. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Frequent trading risk may cause the Fund’s performance to be less than expected.
Credit Risk. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.
Leverage Risk. The Fund seeks to achieve and maintain the exposure to the price of bitcoin and ether by using leverage inherent in futures contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause a Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Futures trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund. The Fund may at times be required to liquidate portfolio positions, including when it is not advantageous to do so, in order to comply with guidance from the Securities and Exchange Commission (the “SEC”) regarding asset segregation requirements to cover certain leveraged positions.
Active Management Risk. The Fund is actively managed and its performance reflects the application of investment techniques and risk analyses in the investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations

29

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Asset Concentration Risk. Since the Fund may take concentrated positions in Bitcoin and Ether Futures Contracts, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Concentration in Bitcoin and Ether Futures Contracts makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The

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Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s net asset value.
Small Fund Risk. The Fund currently has fewer assets than larger funds, and like other smaller funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund’s fixed costs would be allocated over a smaller number of shareholders. Failure to grow and large outflows may be factors the Board considers in any determination to cease the Fund’s operations and dissolve.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. To comply with the asset diversification test applicable to a RIC, the Fund must limit its investments in the Subsidiary to 25% of the Fund’s total assets at the end of each tax quarter or cure any non-compliance during the grace period. The investment strategy of the Fund may cause the Fund to hold more than 25% of the Fund’s total assets in investments in the Subsidiary the majority of the time. The Fund intends to manage the exposure to the Subsidiary so that the Fund’s investments in the Subsidiary do not exceed 25% of the total assets at the end of any tax quarter. If the Fund’s investments in the Subsidiary were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.
Because Bitcoin and Ether Futures Contracts produce non-qualifying income for purposes of qualifying as a RIC, the Fund makes its investments in Bitcoin and Ether Futures Contracts through the Subsidiary. The Fund intends to treat any income it may derive from the futures contracts received by the Subsidiary as “qualifying income” under the provisions of the Code applicable to RICs. The Internal Revenue Service (the “IRS”) has issued numerous Private Letter Rulings (“PLRs”) provided to third parties not associated with the Fund or its affiliates (which only those parties may rely on as precedent) concluding that similar arrangements resulted in qualifying income. Many of such PLRs have now been revoked by the IRS. In March of 2019, the Internal Revenue Service published Regulations that concluded that income from a corporation similar to the Subsidiary would be qualifying income, if the income is related to the Fund’s business of investing in stocks or securities. Although the Regulations do not require distributions from the Subsidiary, the Fund intends to cause the Subsidiary to make distributions that would allow the Fund to make timely distributions to its shareholders. The Fund generally will be required to include in its own taxable income the income of the Subsidiary for a tax year, regardless of whether the Fund receives a distribution of the Subsidiary’s income in that tax year, and this income would nevertheless be subject to the distribution requirement for qualification as a RIC and would be taken into account for purposes of the 4% excise tax.

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If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.
Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Bitcoin Mining ETF
Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.
Bitcoin Risk. Bitcoin is a relatively new innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. Trading prices of bitcoin and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including bitcoin, over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for bitcoin. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout bitcoin’s history, including in 2011, 2013-2014, and 2017-2018, before repeating again in 2021-2022. Throughout 2023, 2024 and 2025, bitcoin prices continued to exhibit extreme volatility. Such volatility may persist.
The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact digital asset trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales.” Transactions of these holders may influence the price of bitcoin.
Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and digital asset trading venues are largely unregulated and highly fragmented. Due to the fragmentation, regulatory non-compliance and lack of oversight of these trading venues there is a heightened potential for fraud and manipulation. Digital asset trading platforms on which bitcoin is traded, and which may serve as a pricing source for the calculation of the reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy.

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NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. New or changing laws and regulations may affect the use of blockchain technology and/or investments in crypto assets or crypto asset-related investments. In addition, digital asset trading venues, bitcoin miners, and other participants may have significant exposure to other cryptocurrencies. Instability in the price, availability or legal or regulatory status of those instruments may adversely impact the operation of the digital asset trading venues and the Bitcoin Network. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.
Equity Securities Risk. The value of the Shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur.
Industry Concentration Risk. The Fund concentrates its investments in the industry or group of industries comprising the information technology sector. This concentration subjects the Fund to greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and existing produce obsolescence, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.
Smaller Companies Risk. Small and/or mid-capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
Blockchain Technology Risk. Blockchain technology is a new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital

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VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.
Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.
Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
Emerging Markets Risk. Investments in securities issued by governments and companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. This is due to, among other things, the potential for greater market volatility, lower trading volume, a lack of liquidity, potential for market manipulation, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed market countries. Moreover, emerging market countries often have less uniformity in accounting and reporting requirements, unsettled securities laws, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, the Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain emerging market countries. Emerging market countries often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. and other developed market countries. In addition, significant delays may occur in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities. Investing in emerging market countries involves a higher risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. Enforcing legal rights may be made difficult, costly and slow in emerging markets as there may be additional problems enforcing claims against non-U.S. governments. As such, the rights and remedies associated with emerging market investment securities may be different than those available for investments in more developed markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. In addition, due to the differences in regulatory, accounting, audit and financial recordkeeping standards, including financial disclosures, less information about emerging market companies is publicly available and information that is available may be unreliable or outdated.
Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, the value of dividends and interest earned from such securities and gains and losses realized on the sale of such securities. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile

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VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
and can change quickly and unpredictably. Changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency. Additionally, the prices of non-U.S. securities that are traded in U.S. dollars are often indirectly influenced by current fluctuations.
Active Management Risk. The Fund is actively managed and its performance reflects the application of investment techniques and risk analyses in the investment decisions that the Sub-Adviser and Adviser make for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.
Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be hurt disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the

35

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s net asset value.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

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VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.
Altcoins ETF
Market Risk. Market risk is the risk that a particular security, or Shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s Shares and result in increased market volatility. During any such events, the Fund’s Shares may trade at increased premiums or discounts to their net asset value.
Exchange-Traded Products (“ETPs”) Risk. The Fund is subject to the risks as those associated with the direct ownership of the investments held or represented by the ETPs in which it invests. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e. the market value may differ from the net asset value of an ETP’s shares) for a number of reasons. For example, supply and demand for shares of an ETP or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be exacerbated in less liquid markets. The value of an ETP may also differ from the valuation of its reference market due to changes in the issuer’s credit rating.
• Exchange-Traded Notes (“ETNs”) Risk. The Fund’s investments in cryptocurrency-linked instruments may include investments in ETPs such as ETFs and ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. The Fund’s decision to sell ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. There may be times when an ETN share trades at a premium or discount to its market benchmark or strategy.
Blockchain Technology Risk. Blockchain technology is a new and relatively untested technology which operates as a distributed ledger. The risks associated with blockchain technology may not emerge until the technology is widely used. Blockchain systems could be vulnerable to fraud, particularly if a significant minority of participants colluded to defraud the rest. Access to a given blockchain requires an individualized key, which, if compromised, could result in loss due to theft, destruction or inaccessibility. There is little regulation of blockchain technology other than the intrinsic public nature of the blockchain system. Any future regulatory developments could affect the viability and expansion of the use of blockchain technology. Because blockchain technology systems may operate across many national boundaries and regulatory jurisdictions, it is possible that blockchain technology may be subject to widespread and inconsistent regulation. Currently, blockchain technology is primarily used for the recording of transactions in digital currency, which are extremely speculative, unregulated and volatile. Problems in digital currency markets could have a wider effect on companies associated with blockchain technology. There are currently a number of competing blockchain platforms with competing intellectual property claims. The uncertainty inherent in these competing

37

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
technologies could cause companies to use alternatives to blockchain. Finally, because digital assets registered in a blockchain do not have a standardized exchange, like a stock market, there is less liquidity for such assets and greater possibility of fraud or manipulation.
Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.
Non-U.S. Securities Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile.
Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.
Active Market Risk. Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.
Asset Concentration Risk. Since the Fund may take concentrated positions in certain securities, the Fund’s performance may be disproportionately and significantly impacted by the poor performance of those positions to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying positions and may subject the Fund to greater market risk than more diversified funds.
Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e. on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Shares may trade at a discount to the Fund’s net asset value and possibly face delisting.
Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks

38

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Index Provider Risk. The Fund seeks to provide exposure to the Component Altcoins comprising the Index, but will not seek to track the Index itself. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. The composition of the Index is heavily dependent on information and data supplied by third parties over which the Adviser has no or limited ability to oversee. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology. Because of this, if the composition of the Index reflects any errors, the Fund’s portfolio can be expected to also reflect the errors. In addition, data and information on non-U.S. countries may be unreliable or outdated or there may be less publicly available data or information about non-U.S. countries due to differences in registration, accounting, audit and financial record keeping standards which creates the potential for errors in Index data, Index computation and/or Index construction and could have an adverse effect on the Fund’s performance.
Management Risk: The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.
Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to net asset value and also in greater than normal intra-day bid-ask spreads for Shares.
New Fund Risk. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.
Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Premium/Discount Risk. The market price of the Fund’s Shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for Shares on the Exchange. The Fund’s market price may deviate from the value of the Fund’s underlying portfolio holdings, particularly in time of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. The Adviser and Sub-Adviser cannot predict whether Shares will trade below, at or above their net asset value because the Shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that Shares can only be purchased and redeemed in Creation Units

39

VALKYRIE ETF TRUST II
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
(as defined herein), and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser and Sub-Adviser believe that large discounts or premiums to the net asset value of Shares should not be sustained. During stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s Shares and their net asset value. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV.
Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying the dividend.” In the event a shareholder purchases Shares shortly before such a distribution, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
Volatility Risk. Volatility is the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. The Fund may invest in securities that exhibit more volatility than the market as a whole. Such exposures could cause the Fund’s net asset value to experience significant increases or declines in value over short periods of time.
12. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the fianncial statements were available to be issued, and has concluded that no events or transactions occurred requiring recognition or additional disclosure in the financial statements, except as set forth below.
Trust and Adviser Name Changes
Effective June 8, 2026, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust as defined by the 1940 Act, approved a change in the name of the Trust from Valkyrie ETF Trust II to CoinShares ETF Trust. The names of the Funds within the Trust did not change. Also effective June 8, 2026, the Funds’ investment adviser converted from a Tennessee limited liability company to a Delaware limited liability company and changed its name from Valkyrie Funds LLC (d/b/a CoinShares Valkyrie) to CoinShares Asset Management (US) LLC. References throughout these financial statements to “Valkyrie Funds LLC,” “CoinShares Valkyrie,” “Valkyrie,” or the “Adviser” reflect the name and organizational form of the Adviser as they existed during the period covered by this report. These changes in name and organizational form did not result in any change in the ownership, management, or control of the Adviser, and did not affect the terms of the investment management agreement or sub-advisory agreement in effect during the period covered by this report.

40

VALKYRIE ETF TRUST II
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Statement Regarding Basis for Approval of Investment Management
and Sub-Advisory Agreements
At a meeting held on August 25, 2025 (the “Meeting”), the Board of Trustees (the “Board,” with the members of the Board referred to individually as the “Trustees”) of Valkyrie ETF Trust II (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), unanimously approved: (i) an amendment to the existing investment management agreement (the “Management Agreement”) between the Trust, with respect to its newly formed series, CoinShares Altcoins ETF (the “Fund” or “DIME”), and Valkyrie Funds LLC (d/b/a CoinShares Valkyrie) (the “Adviser” or “Valkyrie”); and (ii) an amendment to the existing investment sub-advisory agreement (the “Sub-Advisory Agreement,” and together with the Management Agreement, the “Agreements”) by and among the Trust, on behalf of the Fund, the Adviser and Vident Advisory, LLC (d/b/a Vident Asset Management) (the “Sub-Adviser” or “Vident”).
The Board determined that the approval of the Agreements is in the best interests of the Fund in light of the nature, extent and quality of the services to be provided and such other factors and information as the Board considered to be relevant in the exercise of its reasonable business judgment, as summarized below.
In considering the approval of the Agreements at the Meeting, the Board took into account its duties under the 1940 Act, as well as under the general principles of state law, in reviewing and approving investment advisory agreements; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers established by Section 36(b) of the 1940 Act with respect to investment advisory agreements and their receipt of compensation under such agreements; the standards used by courts in determining whether fees charged to mutual funds by their investment advisers are “excessive” in violation of Section 36(b); and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Adviser and the Sub-Adviser provided materials and information that, among other things, outlined: the services to be provided by the Adviser and the Sub-Adviser to the Fund, including information regarding the relevant personnel responsible for such services and their experience; the proposed unitary fee rate payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”), as compiled by FUSE Research Network, LLC (“FUSE”), an independent source; the proposed sub-advisory fee schedule, including breakpoints; the estimated total net expense ratio of the Fund, both inclusive and exclusive of acquired fund fees and expenses (“AFFE”) (including service fees from each underlying exchange-traded product (“ETP”) which does not meet the definition of an “acquired fund,” and thus, the fees of which would not be reflected in AFFE), as compared to the expense ratios of the funds in the Fund’s Expense Group; the nature of expenses to be incurred in providing services to the Fund and the potential for the Adviser and Sub-Adviser to realize economies of scale, if any; the Adviser’s estimated profitability from its relationship with the Fund based on certain projected asset levels; financial data for the Adviser and the Sub-Adviser; information regarding any potential “fall-out” benefits—i.e., ancillary benefits that may be derived by the Adviser and/or the Sub-Adviser from their relationships with the Fund; and information on the Adviser’s and the Sub-Adviser’s compliance program resources and compliance policies and procedures, business continuity plans and cybersecurity controls.

41

VALKYRIE ETF TRUST II
ADDITIONAL INFORMATION
The Board met with representatives of the Adviser to review and discuss the materials provided and address questions relating thereto. The Independent Trustees also met independently of management to review and discuss the materials. The Independent Trustees weighed and considered the information provided in light of their experience in governing the Trust since its inception and applied their business judgment to determine whether each of the Agreements is a reasonable business arrangement from the Fund’s perspective.
Nature, Extent and Quality of Services to be Provided. In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser. With respect to the Management Agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Adviser to the Fund, including the oversight of the Sub-Adviser, as well as the background and experience of the persons to be responsible for such services. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser and considered that it includes a program for monitoring the Adviser’s, the Sub-Adviser’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. With respect to the Sub-Advisory Agreement, the Board considered the services that the Sub-Adviser will provide to the Fund and noted the background and experience of the Sub-Adviser’s portfolio management team. Specifically, the Board considered the operational structure for the Fund, including the identified portfolio managers and the role of Vident as Sub-Adviser, noting that Vident’s team will direct portfolio trading for the Fund. Because the Fund had not yet commenced investment operations, the Board could not consider the historical investment performance of the Fund. However, the Board took into account the Adviser’s experience to-date in managing the other existing series of the Trust. Also relevant to the Board’s assessment of the nature, extent and quality of services to be provided was its review of information regarding the Sub-Adviser’s trade execution practices and capabilities as well as the Board’s prior assessments of information regarding each firm’s overall financial condition and ability to carry out its respective contractual obligations. Additionally, at the Meeting, representatives of the Adviser addressed the firm’s current resources and confirmed that there was no material adverse change in the Adviser’s financial condition. The Board also noted information provided by the Adviser regarding the availability of financial support from its parent company.
In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser under the Agreements are expected to be satisfactory.
Fees and Expenses. The Board reviewed and considered the proposed unitary fee rate payable by the Fund under the Management Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Adviser a unitary fee equal to an annual rate of 0.95% of its average daily net assets. The Board considered that, from the unitary fee for the Fund, the Adviser would pay the Sub-Adviser a sub-advisory fee. Additionally, the Board noted that the Adviser would be responsible for the Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Management Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, including futures commission merchant capital charges, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any.
In evaluating the Fund’s proposed unitary fee of 0.95%, the Board also considered Valkyrie’s proposal to contractually waive the fee, for purposes of facilitating initial asset growth and enhancing the Fund’s appeal in the market, on assets under management up to $1 billion through September 30, 2026, unless earlier amended or terminated by the Board.
The Board received and reviewed information setting forth the fee rates and expense ratios of the peer funds in the Expense Group. In this connection, a FUSE representative discussed the peer group construction methodology, noting that the peer group was composed of structurally comparable fund-of-funds products. Additionally, given the Fund’s unique investment strategy and the nascent market for digital asset-related investment products, the FUSE representative explained to the Board that the firm sought to identify funds that were operationally similar to the Fund, including funds-of-funds that invest in affiliated underlying funds and products (with respect to at least a majority of the underlying funds). In view of the foregoing, the Board took into account that the comparative fee data reflected certain asset allocation and “laddered” ETFs providing exposure to various assets and thus, were not limited exclusively to digital assets.

42

VALKYRIE ETF TRUST II
ADDITIONAL INFORMATION
The Board also considered information provided by the Adviser comparing the Fund’s proposed unitary fee to the fees charged to the Adviser’s other clients. Additionally, the Board considered the Fund’s unitary fee rate in light of the Fund’s unique nature and use by investors for specialized investment exposures, as noted above. Relatedly, the Board noted the Adviser’s explanation for the Fund’s market opportunity, product rationale and potential benefits to shareholders, as well as the various risks borne by the Adviser relating to the offering and management of the Fund.
The Board concluded that, based on the totality of information provided, the proposed unitary fee to be paid by the Fund and the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser are fair and reasonable in light of the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, respectively.
Profitability. The Board considered the types of costs to be borne by the Adviser in connection with its services to be performed for the Fund under the Management Agreement. The Board also considered the Adviser’s estimates of the profits it would generate from managing the Fund at various projected asset levels. The Board’s assessment of the Adviser’s profitability estimates also took into account that “fall-out” benefits from underlying affiliated ETP management fees and revenues from affiliated ETP staking activities were projected to add to the effective profitability of the Adviser and its affiliates. With respect to such estimates, the Board took into account that there is no recognized standard or uniform methodology for determining profitability for this purpose and noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as Valkyrie. Based upon the information provided, the Board concluded that any profits estimated to be realized by the Adviser in connection with the management of the Fund were not unreasonable in relation to the nature, extent and quality of the services to be provided.
With respect to the Sub-Adviser, the Board reviewed information provided by Vident regarding its financial condition, but did not review any specific profitability estimates of the Sub-Advisory Agreement to the Sub-Adviser. Instead, the Board noted Vident’s statement that the sub-advisory fees expected to be paid and profits generated by the Fund are competitive with sub-advisory fees paid by other accounts managed by Vident as well as compared to similar ETFs in the market. In this connection, the Board considered that the Sub-Adviser would be paid by the Adviser from the Fund’s unitary fee and its understanding that the sub-advisory fee schedule was the product of an arm’s length negotiation.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale. In this regard, the Board noted that the Fund’s unitary fee is not structured to pass on to shareholders the benefits of any economies of scale as the Fund’s assets grow. The Board further noted that while any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, the unitary fee structure provides a level of certainty in expenses for the Fund. The Board considered whether the unitary fee rate for the Fund was reasonable in relation to the anticipated asset size of the Fund and concluded that the unitary fee rate was reasonable and appropriate.
Other Benefits to the Adviser and Sub-Adviser. The Board considered whether there are any incidental benefits to be received by the Adviser and/or the Sub-Adviser as a result of each firm’s relationship with the Fund, noting that each firm identified potential reputational enhancement from servicing the Fund. As noted above, the Board also took into account the Fund’s anticipated investment in underlying ETPs managed or sponsored by the Adviser’s parent company, CoinShares International Limited, as well as potential revenue associated with staking activities for such ETPs.
Conclusion. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

43

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valkyrie ETF Trust II

By (Signature and Title)	/s/ Annemarie Tierney
Annemarie Tierney, President/Chief Executive Officer/Principal Executive Officer

Date	8/14/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Annemarie Tierney
Annemarie Tierney, President/Chief Executive Officer/Principal Executive Officer

Date	8/14/26

By (Signature and Title)	/s/ Benjamin Gaffey
Benjamin Gaffey, Treasurer/Chief Financial Officer/Chief Accounting Officer/Principal Financial Officer

Date	8/14/26